UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam Mortgage Opportunites Fund

The fund's portfolio
8/31/18 (Unaudited)

MORTGAGE-BACKED SECURITIES (63.0%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (36.2%)

Federal Home Loan Mortgage Corporation
Ser. 4451, Class CI, IO, 7.00%, 3/15/45	$2,199,728	$579,492
Ser. 324, Class C21, IO, 6.00%, 6/15/39	1,599,906	408,860
Ser. 4560, IO, 5.804%, 5/15/39	3,340,961	702,704
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.887%, 3/15/41	223,188	36,226
IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.637%, 2/15/41	134,301	18,634
IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.637%, 7/15/40	1,136,233	138,638
IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.587%, 4/15/40	740,163	79,605
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	381,918	76,721
Ser. 4127, Class PI, IO, 4.50%, 7/15/42	2,578,536	510,045
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	718,022	124,045
Ser. 3714, Class KI, IO, 4.50%, 11/15/39	1,176,589	127,727
IFB Ser. 3981, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.487%, 5/15/41	2,849,822	324,452
IFB Ser. 4033, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.487%, 10/15/36	3,024,173	252,391
IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.437%, 10/15/40	847,402	129,270
Ser. 4707, Class AI, IO, 4.00%, 7/15/47	3,049,927	575,674
Ser. 4663, Class PI, IO, 4.00%, 3/15/47	4,349,586	881,661
Ser. 4635, Class PI, IO, 4.00%, 12/15/46	2,482,403	497,349
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	1,046,519	218,461
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	342,354	75,011
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	88,572	18,856
Ser. 4462, Class PI, IO, 4.00%, 4/15/45	152,953	32,953
Ser. 4425, IO, 4.00%, 1/15/45	931,344	196,309
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	79,315	20,838
Ser. 4403, Class CI, IO, 4.00%, 10/15/44	552,036	117,308
Ser. 4389, Class IA, IO, 4.00%, 9/15/44	96,879	20,985
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	80,829	13,439
Ser. 4386, Class IL, IO, 4.00%, 12/15/43	1,379,398	234,517
Ser. 4299, Class JI, IO, 4.00%, 7/15/43	550,717	97,752
Ser. 4193, Class PI, IO, 4.00%, 3/15/43	873,382	123,933
Ser. 4425, Class WI, IO, 4.00%, 3/15/43	902,262	129,076
Ser. 4386, Class LI, IO, 4.00%, 2/15/43	819,461	118,697
Ser. 4694, Class GI, IO, 4.00%, 2/15/43	898,336	151,639
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	126,634	18,971
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	328,053	35,639
IFB Ser. 4267, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.987%, 5/15/39	2,909,761	191,346
IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.987%, 8/15/38	90,144	5,568
IFB Ser. 3984, Class DS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 3.887%, 1/15/42	1,189,085	150,455
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	2,130,733	344,156
Ser. 4591, Class QI, IO, 3.50%, 4/15/46	241,060	40,038
Ser. 4629, Class GI, IO, 3.50%, 11/15/45	5,528,198	924,259
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	159,617	29,685
Ser. 4560, Class PI, IO, 3.50%, 5/15/45	644,547	111,939
Ser. 4475, Class CI, IO, 3.50%, 1/15/44	3,511,626	587,179
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	88,718	14,617
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	810,267	102,831
Ser. 4663, Class TI, IO, 3.50%, 10/15/42	625,306	76,356
Ser. 4413, Class HI, IO, 3.50%, 3/15/40	2,731,783	317,570
Ser. 4099, Class BI, IO, 3.50%, 6/15/39	1,591,110	141,211
Ser. 3904, Class NI, IO, 3.50%, 8/15/26	1,076,290	95,397
Ser. 4801, Class IG, IO, 3.00%, 6/15/48	2,472,855	465,025
Ser. 4134, Class PI, IO, 3.00%, 11/15/42	2,402,891	279,672
Ser. 4182, Class PI, IO, 3.00%, 12/15/41	941,504	64,171
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	164,327	14,986
Ser. 4550, Class AI, IO, 3.00%, 10/15/40	2,420,898	318,106
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	804,494	71,757
Ser. 4656, Class AI, IO, 3.00%, 9/15/37	2,029,358	175,032
Ser. 4666, Class AI, IO, 3.00%, 9/15/35	352,528	26,123

Federal National Mortgage Association
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 8.771%, 5/25/40	22,990	25,359
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.065%, 9/25/28	750,000	884,114
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 6.615%, 2/25/25	40,333	43,645
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.065%, 5/25/25	10,630	11,471
Ser. 17-8, IO, 6.00%, 2/25/47	1,566,136	410,594
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	123,451	29,951
Ser. 15-69, IO, 6.00%, 9/25/45	900,615	213,166
Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	4,350,331	937,757
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	684,092	47,462
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	3,219,812	635,752
Ser. 18-1, Class JI, IO, 5.00%, 2/25/48	2,428,371	488,326
Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	5,473,280	1,137,183
Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	3,455,540	717,025
Ser. 397, Class 2, IO, 5.00%, 9/25/39	946,242	204,764
Ser. 16-104, Class NI, IO, 5.00%, 4/25/38	86,081	1,184
Ser. 17-113, IO, 5.00%, 1/25/38	6,718,447	1,075,187
IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.535%, 9/25/43	1,406,444	253,870
Ser. 12-49, Class QI, IO, 4.50%, 12/25/40	4,652,168	639,673
Ser. 404, Class 2, IO, 4.50%, 5/25/40	742,612	154,067
IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.385%, 4/25/42	429,038	68,230
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.335%, 4/25/40	310,363	50,434
IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.185%, 6/25/48	5,840,408	817,588
IFB Ser. 13-41, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.135%, 6/25/40	158,185	10,956
IFB Ser. 14-35, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.085%, 6/25/44	5,365,563	726,014
IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.035%, 2/25/47	8,483,425	1,180,553
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.035%, 11/25/46	3,622,696	503,518
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.035%, 11/25/46	10,024,611	1,260,174
IFB Ser. 12-86, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.035%, 4/25/39	113,942	6,739
Ser. 17-74, Class JI, IO, 4.00%, 10/25/47	2,723,338	538,584
Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	2,999,549	500,625
Ser. 17-72, Class GI, IO, 4.00%, 8/25/47	4,585,213	912,297
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	4,048,892	774,513
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	690,320	141,516
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	876,686	189,583
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	691,415	118,917
Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	600,133	118,027
Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	3,060,963	585,348
Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	230,845	17,584
IFB Ser. 12-103, Class SD, ((-1 x 1 Month US LIBOR) + 6.05%), 3.985%, 9/25/42	531,998	84,966
IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.935%, 2/25/41	4,011,222	420,817
IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.935%, 7/25/39	1,436,035	97,737
IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 3.835%, 10/25/41	1,070,015	135,089
Ser. 17-78, Class KI, IO, 3.50%, 10/25/47	1,116,966	222,153
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	409,711	67,234
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	4,816,357	783,737
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	5,683,916	882,677
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	248,017	35,794
Ser. 12-90, Class EI, IO, 3.50%, 2/25/39	174,062	14,578
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	3,422,288	136,892
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	120,593	12,361
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	449,028	30,370
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	895,834	59,654
Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	604,164	66,848
Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	1,537,402	161,458

Government National Mortgage Association
Ser. 16-164, IO, 6.50%, 12/20/46	2,377,548	562,124
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	81,217	18,578
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	2,023,468	470,456
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	454,083	59,598
Ser. 18-77, IO, 5.00%, 6/20/48	2,571,963	527,767
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	3,018,641	716,927
Ser. 17-123, Class IO, IO, 5.00%, 8/16/47	1,149,062	283,621
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	336,227	75,271
Ser. 17-5, IO, 5.00%, 1/20/47	6,033,481	1,359,343
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	4,101,567	827,286
Ser. 16-42, IO, 5.00%, 2/20/46	818,548	173,876
Ser. 16-168, Class AI, IO, 5.00%, 7/20/45	1,084,217	121,974
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	1,326,372	289,215
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	3,241,066	702,906
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	1,992,537	449,337
Ser. 14-132, IO, 5.00%, 9/20/44	3,379,721	755,469
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	54,610	12,005
Ser. 14-69, Class IG, IO, 5.00%, 9/20/43	360,504	68,496
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	513,384	115,519
Ser. 16-154, Class AI, IO, 5.00%, 2/20/41	180,060	6,985
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	1,178,022	280,898
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	38,182	8,683
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	2,018,376	345,384
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	176,338	39,671
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	24,853	5,601
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	2,239,114	503,353
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	234,195	52,196
IFB Ser. 11-148, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.69%), 4.627%, 11/16/41	2,015,718	374,520
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.623%, 12/20/43	3,187,830	533,228
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 4.617%, 1/16/40	5,889,507	743,550
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.523%, 4/20/38	76,921	14,038
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	3,438,666	726,418
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	324,502	66,523
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	132,639	20,326
Ser. 16-49, IO, 4.50%, 11/16/45	1,060,412	230,762
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	98,400	20,773
Ser. 16-129, Class PI, IO, 4.50%, 6/20/45	375,764	79,459
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	182,443	41,528
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	759,083	160,328
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44	1,214,592	215,590
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	127,565	22,154
Ser. 16-99, Class IP, IO, 4.50%, 8/20/43	685,288	110,127
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	481,768	101,261
Ser. 12-129, IO, 4.50%, 11/16/42	229,378	53,438
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	120,302	23,910
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	1,680,842	317,998
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	1,320,691	137,708
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	110,293	23,218
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	81,110	17,071
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	36,203	7,415
Ser. 09-121, Class DI, IO, 4.50%, 12/16/39	6,491,956	1,304,169
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	2,804,089	582,401
Ser. 13-187, IO, 4.50%, 11/20/39	977,554	82,799
IFB Ser. 10-50, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.473%, 12/20/38	209,140	9,934
IFB Ser. 10-3, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 4.473%, 11/20/38	307,067	10,586
IFB Ser. 10-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 4.437%, 8/16/38	4,711,962	188,478
IFB Ser. 10-62, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.49%), 4.413%, 5/20/40	97,283	14,599
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.173%, 7/20/48	2,817,332	408,513
IFB Ser. JP-6715, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.124%, 9/20/48(FWC)	7,062,000	946,281
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.123%, 6/20/48	3,191,326	438,807
IFB Ser. 13-104, Class YS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.087%, 7/16/43	973,652	127,373
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.073%, 3/20/43	1,051,744	105,816
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.023%, 10/20/45	74,718	11,524
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.023%, 4/20/44	1,670,583	231,008
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.023%, 4/20/44	94,822	12,971
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.023%, 12/20/43	53,110	8,404
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47	2,227,901	401,830
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	1,928,286	269,960
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	2,188,612	385,655
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,974,103	310,921
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	1,245,120	248,439
Ser. 16-147, Class BI, IO, 4.00%, 10/20/46	1,653,341	322,383
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	2,108,977	400,748
Ser. 16-69, IO, 4.00%, 5/20/46	145,004	25,648
Ser. 16-29, IO, 4.00%, 2/16/46	765,413	151,169
Ser. 17-87, IO, 4.00%, 1/20/46	2,960,175	476,639
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	138,434	26,319
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	95,767	17,658
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	803,600	128,672
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	550,321	92,326
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	272,870	59,306
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	135,875	24,237
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	139,121	23,300
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	3,091,019	475,244
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	3,401,201	420,899
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	2,817,089	472,989
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	2,583,823	431,770
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	752,250	110,127
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	3,109,616	648,635
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	457,279	73,161
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	331,511	64,238
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	502,265	75,611
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38	112,815	4,915
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.973%, 6/20/43	3,300,527	595,825
IFB Ser. 11-22, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.923%, 7/20/40	202,741	16,041
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.923%, 11/20/39	527,411	38,448
IFB Ser. 16-167, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.923%, 4/20/38	181,416	5,279
Ser. 18-51, Class EI, IO, 3.50%, 10/20/47	10,850,448	1,371,605
Ser. 17-136, Class GI, IO, 3.50%, 9/20/47	5,528,705	901,676
Ser. 17-141, Class ID, IO, 3.50%, 7/20/47	2,225,872	340,185
Ser. 17-130, Class NI, IO, 3.50%, 1/20/47	4,789,055	797,904
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	135,386	15,434
Ser. 17-180, Class IP, IO, 3.50%, 11/20/46	2,866,381	464,755
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	264,213	30,202
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	1,817,999	291,011
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	244,654	34,852
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45	68,977	11,238
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	455,963	71,446
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	67,631	12,155
Ser. 17-136, Class IG, IO, 3.50%, 2/20/44	3,624,108	412,097
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	4,277,674	470,913
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43	149,127	19,749
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	107,253	17,210
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	108,299	15,970
Ser. 13-14, IO, 3.50%, 12/20/42	171,268	24,192
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42	1,348,117	254,714
Ser. 12-104, Class QI, IO, 3.50%, 4/20/42	78,705	18,338
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	3,514,694	438,564
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	7,088,561	757,561
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	4,179,539	532,891
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	636,025	54,062
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,766,123	134,790
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	80,868	5,573
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	1,311,109	87,958
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,421,033	149,579
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	980,019	71,737
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,138,324	201,537
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	1,455,845	132,766
Ser. 16-H17, Class DI, IO, 2.974%, 7/20/66(WAC)	3,932,433	437,652
Ser. 17-H03, Class CI, IO, 2.745%, 12/20/66(WAC)	4,414,876	579,452
Ser. 17-H16, Class JI, IO, 2.719%, 8/20/67(WAC)	905,273	130,133
Ser. 17-H22, Class EI, IO, 2.632%, 10/20/67(WAC)	2,220,336	266,440
Ser. 17-H03, Class DI, IO, 2.605%, 12/20/66(WAC)	4,919,412	670,270
Ser. 17-H21, Class AI, IO, 2.57%, 10/20/67(WAC)	12,172,925	1,463,612
Ser. 17-H20, Class GI, IO, 2.533%, 9/20/67(WAC)	9,881,555	1,235,194
Ser. 17-H18, Class DI, IO, 2.479%, 9/20/67(WAC)	2,399,726	323,963
Ser. 16-H27, Class BI, IO, 2.441%, 12/20/66(WAC)	1,346,343	162,773
Ser. 16-H14, Class AI, IO, 2.434%, 6/20/66(WAC)	202,446	22,355
FRB Ser. 15-H16, Class XI, IO, 2.409%, 7/20/65(WAC)	91,279	9,475
Ser. 18-H07, Class IE, IO, 2.376%, 2/20/68(WAC)	16,483,167	1,195,030
Ser. 17-H03, Class EI, IO, 2.372%, 1/20/67(WAC)	978,355	150,422
Ser. 17-H02, Class BI, IO, 2.371%, 1/20/67(WAC)	4,912,906	639,169
Ser. 16-H18, Class QI, IO, 2.358%, 6/20/66(WAC)	3,475,780	437,065
Ser. 10-H22, Class CI, IO, 2.344%, 10/20/60(WAC)	701,457	37,703
Ser. 17-H04, Class BI, IO, 2.322%, 2/20/67(WAC)	8,298,750	1,161,825
Ser. 17-H06, Class BI, IO, 2.296%, 2/20/67(WAC)	2,078,781	255,690
Ser. 17-H03, Class AI, IO, 2.279%, 12/20/66(WAC)	2,296,219	284,157
Ser. 17-H16, Class IB, IO, 2.276%, 8/20/67(WAC)	8,188,463	836,861
Ser. 17-H08, Class DI, IO, 2.275%, 2/20/67(WAC)	1,379,929	220,789
Ser. 15-H13, Class AI, IO, 2.191%, 6/20/65(WAC)	533,647	51,364
Ser. 17-H14, Class JI, IO, 2.188%, 6/20/67(WAC)	3,473,407	516,669
Ser. 18-H01, Class AI, IO, 2.172%, 1/20/68(WAC)	13,629,412	1,961,272
Ser. 17-H16, Class HI, IO, 2.159%, 8/20/67(WAC)	5,552,208	548,281
Ser. 17-H20, Class AI, IO, 2.154%, 10/20/67(WAC)	5,505,880	774,264
Ser. 17-H08, Class EI, IO, 2.141%, 2/20/67(WAC)	4,278,802	572,290
Ser. 16-H20, Class NI, IO, 2.139%, 9/20/66(WAC)	1,252,828	136,245
Ser. 17-H20, Class DI, IO, 2.135%, 10/20/67(WAC)	2,162,035	311,117
FRB Ser. 16-H16, Class DI, IO, 2.127%, 6/20/66(WAC)	1,624,464	194,936
Ser. 17-H08, Class NI, IO, 2.124%, 3/20/67(WAC)	891,483	105,730
Ser. 17-H06, Class MI, IO, 2.107%, 2/20/67(WAC)	2,971,551	326,235
Ser. 17-H20, Class HI, IO, 2.10%, 10/20/67(WAC)	1,776,635	248,729
Ser. 16-H24, IO, 2.098%, 9/20/66(WAC)	552,347	64,210
Ser. 15-H29, Class HI, IO, 2.096%, 9/20/65(WAC)	4,106,756	369,608
Ser. 17-H22, Class DI, IO, 2.092%, 11/20/67(WAC)	5,634,985	795,942
Ser. 16-H11, Class HI, IO, 2.088%, 1/20/66(WAC)	285,374	27,467
Ser. 16-H06, Class HI, IO, 2.056%, 2/20/66	170,906	14,562
Ser. 15-H22, Class HI, IO, 2.035%, 8/20/65(WAC)	4,601,271	480,833
Ser. 17-H19, Class MI, IO, 2.033%, 4/20/67(WAC)	1,992,389	233,707
Ser. 15-H24, Class HI, IO, 2.027%, 9/20/65(WAC)	296,615	20,556
Ser. 17-H13, Class QI, IO, 1.996%, 6/20/67(WAC)	3,408,053	415,312
Ser. 17-H11, Class NI, IO, 1.984%, 5/20/67(WAC)	7,719,901	829,673
Ser. 18-H02, Class IM, IO, 1.979%, 2/20/68(WAC)	3,974,416	625,970
Ser. 18-H02, Class HI, IO, 1.958%, 1/20/68(WAC)	7,766,951	1,138,344
Ser. 17-H05, Class CI, IO, 1.956%, 2/20/67(WAC)	11,238,880	1,460,773
Ser. 16-H23, Class NI, IO, 1.941%, 10/20/66(WAC)	418,784	50,045
Ser. 15-H15, Class JI, IO, 1.925%, 6/20/65(WAC)	278,003	27,244
Ser. 15-H20, Class CI, IO, 1.912%, 8/20/65(WAC)	159,211	16,441
Ser. 17-H09, Class DI, IO, 1.871%, 3/20/67(WAC)	3,121,324	300,584
Ser. 16-H22, IO, 1.832%, 10/20/66(WAC)	7,242,523	675,315
Ser. 15-H25, Class EI, IO, 1.82%, 10/20/65(WAC)	165,995	14,558
Ser. 16-H21, Class AI, IO, 1.816%, 9/20/66(WAC)	5,749,259	697,098
Ser. 15-H23, Class DI, IO, 1.813%, 9/20/65(WAC)	173,995	16,407
Ser. 17-H11, Class DI, IO, 1.799%, 5/20/67(WAC)	592,555	67,403
Ser. 15-H20, Class AI, IO, 1.799%, 8/20/65(WAC)	150,137	13,617
Ser. 18-H05, Class BI, IO, 1.794%, 2/20/68(WAC)	3,305,437	465,860
Ser. 15-H18, Class IA, IO, 1.791%, 6/20/65(WAC)	217,612	14,624
Ser. 15-H10, Class HI, IO, 1.788%, 4/20/65(WAC)	298,035	26,227
Ser. 15-H10, Class CI, IO, 1.783%, 4/20/65(WAC)	164,854	15,405
Ser. 15-H26, Class GI, IO, 1.765%, 10/20/65(WAC)	90,401	8,245
Ser. 17-H06, Class DI, IO, 1.745%, 2/20/67(WAC)	1,289,614	112,712
Ser. 13-H15, Class CI, IO, 1.744%, 7/20/63(WAC)	4,421,090	199,400
Ser. 16-H22, Class AI, IO, 1.732%, 10/20/66(WAC)	8,075,452	935,194
Ser. 17-H09, IO, 1.705%, 4/20/67(WAC)	828,534	86,158
Ser. 15-H23, Class BI, IO, 1.703%, 9/20/65(WAC)	109,482	9,262
Ser. 15-H26, Class EI, IO, 1.699%, 10/20/65(WAC)	349,879	31,104
Ser. 17-H09, Class HI, IO, 1.692%, 3/20/67(WAC)	1,363,870	172,189
Ser. 17-H14, Class DI, IO, 1.676%, 6/20/67(WAC)	1,017,806	73,597
Ser. 15-H09, Class BI, IO, 1.669%, 3/20/65(WAC)	69,324	5,651
Ser. 16-H24, Class CI, IO, 1.667%, 10/20/66(WAC)	8,224,286	706,022
Ser. 14-H25, Class BI, IO, 1.657%, 12/20/64(WAC)	2,938,934	235,879
Ser. 17-H16, Class CI, IO, 1.639%, 7/20/67(WAC)	10,454,666	681,989
Ser. 17-H10, Class MI, IO, 1.63%, 4/20/67(WAC)	9,451,773	940,451
Ser. 13-H14, Class XI, IO, 1.628%, 3/20/63(WAC)	410,233	20,307
Ser. 16-H12, Class AI, IO, 1.621%, 7/20/65(WAC)	559,871	45,631
Ser. 18-H01, Class IB, IO, 1.593%, 1/20/68(WAC)	14,974,369	867,016
Ser. 15-H22, Class EI, IO, 1.592%, 8/20/65(WAC)	323,575	17,311
Ser. 15-H25, Class AI, IO, 1.585%, 9/20/65(WAC)	392,319	30,876
Ser. 15-H24, Class BI, IO, 1.583%, 8/20/65(WAC)	532,103	25,072
Ser. 16-H27, Class EI, IO, 1.575%, 12/20/66(WAC)	6,726,054	686,696
Ser. 14-H13, Class BI, IO, 1.559%, 5/20/64(WAC)	345,015	18,545
Ser. 15-H14, Class BI, IO, 1.555%, 5/20/65(WAC)	528,088	26,988
Ser. 17-H06, Class EI, 1.551%, 2/20/67(WAC)	245,961	17,038
Ser. 17-H03, Class HI, IO, 1.548%, 1/20/67(WAC)	725,917	58,981
FRB Ser. 12-H23, Class WI, IO, 1.545%, 10/20/62(WAC)	986,055	46,710
Ser. 15-H01, Class BI, IO, 1.54%, 1/20/65(WAC)	9,692,399	668,359
Ser. 11-H15, Class AI, IO, 1.538%, 6/20/61(WAC)	2,897,098	159,340
Ser. 14-H23, Class BI, IO, 1.533%, 11/20/64(WAC)	8,852,148	722,928
Ser. 18-H08, Class FI, IO, 1.481%, 6/20/68(WAC)	5,133,449	567,780
Ser. 16-H25, Class GI, IO, 1.48%, 11/20/66(WAC)	1,074,019	56,434
Ser. 14-H08, Class CI, IO, 1.463%, 3/20/64(WAC)	15,606,168	791,638
Ser. 13-H24, Class AI, IO, 1.463%, 9/20/63(WAC)	744,817	31,728
Ser. 14-H06, Class BI, IO, 1.454%, 2/20/64(WAC)	10,574,434	539,085
Ser. 12-H29, Class AI, IO, 1.443%, 10/20/62(WAC)	2,502,723	95,439
Ser. 12-H29, Class FI, IO, 1.443%, 10/20/62(WAC)	2,502,723	95,439
Ser. 10-H19, Class BI, IO, 1.441%, 8/20/60(WAC)	464,876	27,300
Ser. 17-H16, Class KI, IO, 1.439%, 8/20/67(WAC)	6,671,885	513,295
Ser. 16-H06, Class AI, IO, 1.431%, 2/20/66	2,693,142	249,151
Ser. 16-H26, Class KI, IO, 1.426%, 11/20/66(WAC)	6,947,515	573,170
Ser. 14-H08, Class BI, IO, 1.426%, 4/20/64(WAC)	241,697	19,336
Ser. 10-H20, Class IF, IO, 1.423%, 10/20/60(WAC)	3,713,863	199,620
Ser. 14-H09, Class AI, IO, 1.406%, 1/20/64(WAC)	245,393	11,349
Ser. 16-H08, Class GI, IO, 1.40%, 4/20/66(WAC)	278,769	16,236
Ser. 12-H29, Class CI, IO, 1.394%, 2/20/62(WAC)	8,911,316	423,288
Ser. 15-H25, Class BI, IO, 1.338%, 10/20/65(WAC)	223,531	21,392
Ser. 15-H25, Class CI, IO, 1.337%, 10/20/65(WAC)	136,175	13,005
Ser. 17-H14, Class EI, IO, 1.336%, 6/20/67(WAC)	4,676,444	415,034
Ser. 12-H06, Class AI, IO, 1.331%, 1/20/62(WAC)	1,007,957	45,358
Ser. 15-H26, Class DI, IO, 1.298%, 10/20/65(WAC)	128,928	12,828
Ser. 15-H03, Class DI, IO, 1.298%, 1/20/65(WAC)	443,848	38,881
Ser. 16-H04, Class KI, IO, 1.296%, 2/20/66(WAC)	118,260	8,870
Ser. 11-H08, Class GI, IO, 1.237%, 3/20/61(WAC)	344,770	14,997
Ser. 16-H02, Class HI, IO, 1.235%, 1/20/66(WAC)	401,952	33,362
FRB Ser. 11-H07, Class FI, IO, 1.21%, 2/20/61(WAC)	755,648	24,634
Ser. 12-H11, Class FI, IO, 1.193%, 2/20/62(WAC)	12,823,867	477,484
Ser. 12-H10, Class AI, IO, 1.192%, 12/20/61(WAC)	7,607,233	275,762
Ser. 15-H04, Class AI, IO, 1.164%, 12/20/64(WAC)	6,681,535	551,227
Ser. 14-H21, Class AI, IO, 1.046%, 10/20/64(WAC)	309,022	25,892
Ser. 11-H16, Class FI, IO, 1.014%, 7/20/61(WAC)	2,809,426	105,058
Ser. 15-H26, Class CI, IO, 0.845%, 8/20/65(WAC)	447,453	5,459

		102,612,202
Commercial mortgage-backed securities (7.8%)

Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.79%, 2/10/51(WAC)	21,541	21,692

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.799%, 9/11/42(WAC)	332,000	297,140

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	89,265

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.395%, 3/15/49(WAC)	177	176

Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 5.089%, 5/10/47(WAC)	899,000	797,913

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.015%, 5/15/46(WAC)	292,662	296,445

COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.914%, 10/15/45(WAC)	200,000	169,654
FRB Ser. 14-CR18, Class D, 4.89%, 7/15/47(WAC)	282,000	252,064

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.185%, 9/15/39(WAC)	245,815	249,111
FRB Ser. 08-C1, Class AJ, 6.17%, 2/15/41(WAC)	100,000	82,800

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.94%, 4/15/50(WAC)	1,180,000	1,066,867

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG5, Class B, 5.603%, 4/10/37(WAC)	37,176	37,176

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)	19,000	18,822
FRB Ser. 13-GC10, Class E, 4.557%, 2/10/46(WAC)	1,024,000	793,043

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47(WAC)	120,000	105,640
FRB Ser. 14-C25, Class D, 4.093%, 11/15/47(WAC)	1,050,000	846,351
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	625,000	444,336
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	61,408

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 05-LDP4, Class C, 6.021%, 10/15/42(WAC)	56,951	57,501

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.441%, 2/12/51(WAC)	1,451,000	1,451,000
FRB Ser. 12-C6, Class E, 5.312%, 5/15/45(WAC)	224,000	198,595
FRB Ser. 12-C8, Class D, 4.809%, 10/15/45(WAC)	750,000	723,578
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,000,000	726,988
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	75,809

ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	795,836	783,015

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.86%, 8/15/47(WAC)	1,008,000	873,334
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46(WAC)	125,000	114,573
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46(WAC)	750,000	603,812
FRB Ser. 13-C10, Class F, 4.219%, 7/15/46(WAC)	1,579,000	1,266,494
Ser. 14-C18, Class D, 3.389%, 10/15/47	162,000	124,857

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)	58,146	55,518
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	100,000	94,660

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.368%, 1/11/43(WAC)	550,000	550,660
FRB Ser. 08-T29, Class F, 6.368%, 1/11/43(WAC)	100,000	97,020
FRB Ser. 12-C4, Class D, 5.601%, 3/15/45(WAC)	211,000	200,424
FRB Ser. 12-C4, Class E, 5.601%, 3/15/45(WAC)	802,000	694,933
FRB Ser. 11-C3, Class G, 5.326%, 7/15/49(WAC)	1,171,000	1,024,808

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	657,000	575,259

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.05%, 5/10/63(WAC)	38,000	31,669
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	58,000	39,602

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.408%, 10/15/44(WAC)	608,542	602,703

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.423%, 7/15/46(WAC)	750,000	659,100
Ser. 14-LC16, Class D, 3.938%, 8/15/50	1,489,000	1,218,696

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44(WAC)	75,000	74,368
Ser. 11-C4, Class D, 5.399%, 6/15/44(WAC)	206,000	200,049
FRB Ser. 14-C19, Class E, 5.136%, 3/15/47(WAC)	318,000	234,895
FRB Ser. 12-C7, Class D, 4.977%, 6/15/45(WAC)	354,000	325,383
FRB Ser. 12-C7, Class E, 4.977%, 6/15/45(WAC)	675,000	561,263
FRB Ser. 13-C15, Class D, 4.624%, 8/15/46(WAC)	1,350,000	1,158,924
FRB Ser. 12-C10, Class D, 4.59%, 12/15/45(WAC)	874,000	754,371
FRB Ser. 13-C11, Class E, 4.412%, 3/15/45(WAC)	356,000	317,524

		22,101,288
Residential mortgage-backed securities (non-agency) (19.0%)

American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 2.255%, 5/25/47	145,061	111,348

Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 4.241%, 9/25/35(WAC)	724,664	684,512
FRB Ser. 05-8, Class 21A1, 4.139%, 10/25/35(WAC)	530,735	542,314
FRB Ser. 06-6, Class 1A1, (1 Month US LIBOR + 0.32%), 2.385%, 11/25/36	1,121,212	1,126,257

Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 2.295%, 9/25/46	192,447	174,179

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class B1, (1 Month US LIBOR + 6.30%), 8.365%, 7/25/25 (Bermuda)	150,000	153,737

Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A, 3.839%, 4/25/37(WAC)	903,876	900,441

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.415%, 3/25/37	436,529	378,764
FRB Ser. 07-WFH3, Class M1, (1 Month US LIBOR + 0.26%), 2.325%, 6/25/37	320,000	300,800

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.708%, 8/25/46	260,935	227,616
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.688%, 6/25/46	72,078	65,342
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.405%, 2/25/37	528,791	326,979
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.399%, 11/20/35	69,989	67,844
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.32%), 2.389%, 11/20/35	347,709	316,304
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 2.255%, 8/25/46	270,835	228,856
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 2.255%, 8/25/46	680,010	578,008
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.255%, 8/25/46	718,348	604,914

Countrywide Home Loan Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR + 0.20%), 2.265%, 4/25/46	90,287	81,808

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.565%, 5/25/28	249,271	329,071
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.415%, 4/25/28	358,779	466,006
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.615%, 12/25/27	736,980	913,487
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 7.215%, 10/25/29	250,000	289,824
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.215%, 11/25/28	685,000	814,889
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.065%, 12/25/28	670,000	786,456
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 7.015%, 7/25/29	1,203,000	1,387,139
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.915%, 3/25/29	343,000	385,411
FRB Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 5.615%, 8/25/29	490,000	537,859
Structured Agency Credit Risk Debt Notes FRB Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.215%, 7/25/30	775,000	754,711
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.565%, 3/25/30	310,000	321,901
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.365%, 9/25/30	1,400,000	1,408,750

Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.765%, 12/25/30	1,120,000	1,114,243

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 14.815%, 10/25/28	825,877	1,193,998
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.315%, 9/25/28	94,821	139,986
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.815%, 10/25/28	134,933	191,088
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.815%, 8/25/28	60,833	87,623
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.815%, 1/25/29	69,866	92,551
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.965%, 10/25/28	1,397,000	1,618,824
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.765%, 4/25/28	866,969	1,010,047
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.615%, 4/25/28	1,262,861	1,434,288
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.565%, 9/25/29	1,769,000	2,064,746
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.365%, 10/25/28	896,000	1,056,048
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 7.115%, 11/25/29	1,500,000	1,706,887
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 7.065%, 7/25/25	562,823	638,722
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.065%, 7/25/25	522,887	582,442
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.915%, 10/25/29	1,375,000	1,564,826
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.515%, 1/25/29	700,000	782,003
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.415%, 5/25/29	721,000	804,840
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.365%, 2/25/25	99,811	109,954
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.315%, 4/25/29	486,000	555,395
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.715%, 9/25/29	1,575,000	1,729,336
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.665%, 1/25/30	1,175,000	1,246,004
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.615%, 7/25/30	778,000	791,856
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.615%, 7/25/29	558,000	608,116
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.865%, 2/25/30	1,340,000	1,400,993
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 4.715%, 2/25/30	1,920,000	1,994,784
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.615%, 12/25/30	493,000	499,010
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.315%, 7/25/30	1,350,000	1,377,939
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.215%, 10/25/30	1,103,000	1,102,989

GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 2.315%, 1/25/36	836,023	564,483
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.245%, 5/25/36	155,106	73,015

GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.375%, 5/25/37	1,033,057	766,551

HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, (1 Month US LIBOR + 0.70%), 2.777%, 1/19/35	639,372	447,561

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.906%, 6/25/36(WAC)	77,814	73,744

JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 2.265%, 6/25/37	360,400	215,006

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-NC1, Class M2, (1 Month US LIBOR + 2.33%), 4.39%, 12/27/33	384,489	382,913

MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 3.01%, 8/25/35	48,433	43,470

Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 7.815%, 4/25/27 (Bermuda)	960,000	1,008,000
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.915%, 7/25/28 (Bermuda)	1,030,000	1,030,000

Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.275%, 8/25/36	230,034	201,280
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.245%, 1/25/37	87,286	83,690

VOLT LXIX, LLC 144A Ser. 18-NPL5, Class A1B, 4.704%, 8/25/48	500,000	500,000

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.113%, 9/25/35(WAC)	736,486	739,478
FRB Ser. 05-AR14, Class 1A2, 3.457%, 12/25/35(WAC)	1,434,318	1,437,934
FRB Ser. 05-AR12, Class 1A8, 3.408%, 10/25/35(WAC)	1,465,777	1,461,096
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 2.985%, 10/25/44	318,833	314,274
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.495%, 10/25/45	219,269	217,989

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 05-AR16, Class 6A4, 4.321%, 10/25/35(WAC)	23,263	23,181
FRB Ser. 06-AR5, Class 1A1, 4.183%, 4/25/36(WAC)	848,703	857,190
FRB Ser. 06-AR2, Class 1A1, 3.97%, 3/25/36(WAC)	864,955	867,607

		54,073,527

Total mortgage-backed securities (cost $175,443,475)		$178,787,017

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (50.5%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.3%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 9/1/48	$6,000,000	$6,234,375
4.00%, TBA, 9/1/48	3,000,000	3,071,953

		9,306,328
U.S. Government Agency Mortgage Obligations (47.2%)

Federal National Mortgage Association Pass-Through Certificates
5.00%, TBA, 9/1/47	1,000,000	1,057,344
4.00%, TBA, 10/1/48	15,000,000	15,257,813
4.00%, TBA, 9/1/48	15,000,000	15,275,391
3.00%, TBA, 10/1/48	53,000,000	51,248,514
3.00%, TBA, 9/1/48	53,000,000	51,289,923

		134,128,985

Total U.S. government and agency mortgage obligations (cost $143,321,094)		$143,435,313

ASSET-BACKED SECURITIES (2.2%)(a)
	Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.865%, 11/25/50	$1,032,000	$1,032,000

Nationstar HECM Loan Trust 144A Ser. 18-2A, Class M5, 6.00%, 7/25/28(WAC)	600,000	582,574

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.966%, 4/24/19	1,166,000	1,166,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 2.766%, 9/24/19	1,205,000	1,205,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.766%, 7/24/19	918,000	918,000
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%), 2.766%, 11/24/18	1,434,000	1,434,000

Total asset-backed securities (cost $6,337,103)		$6,337,574

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Sep-18/$96.13	$17,000,000	$17,000,000	$113,866

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Sep-18/98.83	43,000,000	43,000,000	272,878

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.19	17,000,000	17,000,000	80,648

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.38	17,000,000	17,000,000	64,379

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.56	17,000,000	17,000,000	50,439

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.84	17,000,000	17,000,000	340

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.68	17,000,000	17,000,000	68

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.52	17,000,000	17,000,000	17

Total purchased options outstanding (cost $846,406)				$582,635

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
		Expiration date/strike	Notional/ Contract amount	Value

Citibank, N.A.

2.96/3 month USD-LIBOR-BBA/Sep-28		Sep-18/2.96	$8,318,700	$28,533

2.846/3 month USD-LIBOR-BBA/Sep-28		Sep-18/2.846	8,414,000	14,220

(3.026)/3 month USD-LIBOR-BBA/Sep-28		Sep-18/3.026	8,414,000	11,191

(3.12)/3 month USD-LIBOR-BBA/Sep-28		Sep-18/3.12	8,318,700	8

Goldman Sachs International

2.8775/3 month USD-LIBOR-BBA/Sep-28		Sep-18/2.8775	12,621,000	40,513

(3.0375)/3 month USD-LIBOR-BBA/Sep-28		Sep-18/3.0375	12,621,000	22,213

2.855/3 month USD-LIBOR-BBA/Sep-28		Sep-18/2.855	8,414,000	4,291

(3.005)/3 month USD-LIBOR-BBA/Sep-28		Sep-18/3.005	8,414,000	3,029

Morgan Stanley & Co. International PLC

2.89/3 month USD-LIBOR-BBA/Sep-28		Sep-18/2.89	8,318,700	23,875

UBS AG

2.84/3 month USD-LIBOR-BBA/Sep-28		Sep-18/2.84	110,505,800	203,331

Total purchased swap options outstanding (cost $593,922)				$351,204

SHORT-TERM INVESTMENTS (38.7%)(a)
		Principal amount/shares	Value

Interest in $325,000,000 joint tri-party repurchase agreement dated 8/31/18 with HSBC Bank USA, National Association due 9/4/18 - maturity value of $33,149,218 for an effective yield of 1.960% (collateralized by various mortgage backed securities with coupon rates ranging from 2.634% to 5.000% and due dates ranging from 7/1/28 to 8/1/48, valued at $331,572,193)		$33,142,000	$33,142,000

Putnam Short Term Investment Fund 2.16%(AFF)	Shares	60,532,649	60,532,649

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(P)	Shares	410,000	410,000

U.S. Treasury Bills 2.064%, 11/15/18(SEGSF)(SEGCCS)		$7,252,000	7,222,430

U.S. Treasury Bills 1.998%, 10/25/18(SEGSF)(SEGCCS)		2,465,000	2,458,038

U.S. Treasury Bills 1.978%, 10/4/18(SEGSF)		1,855,000	1,852,010

U.S. Treasury Bills 2.010%, 11/1/18(SEGSF)(SEGCCS)		1,204,000	1,200,096

U.S. Treasury Bills 1.958%, 10/11/18(SEGSF)		812,000	810,360

U.S. Treasury Bills 1.963%, 10/18/18(SEGSF)(SEGCCS)		766,000	764,144

U.S. Treasury Bills 2.043%, 11/8/18(SEGSF)(SEGCCS)		757,000	754,213

U.S. Treasury Bills 1.894%, 9/6/18(SEGSF)		357,000	356,962

U.S. Treasury Bills 1.894%, 9/20/18		316,000	315,731

U.S. Treasury Bills 1.897%, 9/13/18(SEGSF)		54,000	53,974

Total short-term investments (cost $109,870,501)			$109,872,607

TOTAL INVESTMENTS

Total investments (cost $436,412,501)			$439,366,350

WRITTEN SWAP OPTIONS OUTSTANDING at 8/31/18 (premiums $581,179) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Value

Citibank, N.A.
3.04/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.04	$4,159,400	$4
2.936/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.936	4,207,000	16,491
(2.936)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.936	4,207,000	19,647
(3.04)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.04	4,159,400	42,800
Goldman Sachs International
2.93/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.93	4,207,000	8,877
(2.93)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.93	4,207,000	11,106
2.9575/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.9575	6,310,500	25,053
(2.9575)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.9575	6,310,500	40,766
Morgan Stanley & Co. International PLC
3.24/3 month USD-LIBOR-BBA/Sep-28	Sep-18/3.24	4,159,400	208
(2.99)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.99	4,159,400	31,570
UBS AG
(2.925)/3 month USD-LIBOR-BBA/Sep-28	Sep-18/2.925	55,252,900	249,743

Total			$446,265

WRITTEN OPTIONS OUTSTANDING at 8/31/18 (premiums $846,406) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-18/$96.13	$17,000,000	$17,000,000	$986
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.54	17,000,000	17,000,000	52,326
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.72	17,000,000	17,000,000	40,341
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.88	17,000,000	17,000,000	31,841
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/99.91	17,000,000	17,000,000	30,549
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/100.07	17,000,000	17,000,000	23,749
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Nov-18/100.26	17,000,000	17,000,000	17,408
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.83	43,000,000	43,000,000	817
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.54	17,000,000	17,000,000	17
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.38	17,000,000	17,000,000	17
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.70	17,000,000	17,000,000	17
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.11	17,000,000	17,000,000	17
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/97.95	17,000,000	17,000,000	17
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Sep-18/98.27	17,000,000	17,000,000	17

Total				$198,119

TBA SALE COMMITMENTS OUTSTANDING at 8/31/18 (proceeds receivable $88,671,816) (Unaudited)

Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 9/1/48	$4,000,000	9/13/18	$4,154,062
Federal National Mortgage Association, 4.00%, 9/1/48	15,000,000	9/13/18	15,275,391
Federal National Mortgage Association, 3.50%, 9/1/48	18,000,000	9/13/18	17,900,156
Federal National Mortgage Association, 3.00%, 9/1/48	53,000,000	9/13/18	51,289,923

Total			$88,619,532

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$138,472,600	$739,721		$(425,523)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$215,929
		6,220,600	10,898		40,268	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.899% — Semiannually	34,208
		12,441,300	27,582		(37,800)	7/11/28	3 month USD-LIBOR-BBA — Quarterly	2.945% — Semiannually	(1,257)
		6,220,600	59,631		36,619	7/11/28	3 month USD-LIBOR-BBA — Semiannually	3.03% — Quarterly	(28,226)
		12,478,100	49,176		(38,224)	7/17/28	3 month USD-LIBOR-BBA — Quarterly	2.965% — Semiannually	18,926
		6,239,100	70,633		36,208	7/17/28	3 month USD-LIBOR-BBA — Semiannually	3.05% — Quarterly	(39,060)
		66,206,600	47,073	(E)	24,117	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,955)
		7,145,800	65,241	(E)	(64,830)	9/19/48	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	411
		94,025,600	105,215	(E)	(91,127)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(196,341)
		85,361,000	181,734	(E)	90,918	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	272,652
		1,078,000	4,884		(14)	6/26/28	3 month USD-LIBOR-BBA — Semiannually	2.9715% — Quarterly	(5,990)
		2,682,800	12,816		(38)	8/7/28	3 month USD-LIBOR-BBA — Semiannually	2.976% — Quarterly	(13,811)
		2,778,500	13,317		(39)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.975% — Quarterly	(14,670)
		482,500	2,523		(7)	7/27/28	3 month USD-LIBOR-BBA — Semiannually	2.98% — Quarterly	(2,760)
		3,960,000	6,174		(32)	6/27/23	3 month USD-LIBOR-BBA — Semiannually	2.9035% — Quarterly	(9,680)
		60,778,500	186,955		275,460	7/18/28	2.955% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	51,198
		8,326,000	14,954		(110)	6/28/28	3 month USD-LIBOR-BBA — Semiannually	2.9398% — Quarterly	(22,787)
		3,531,000	2,758		(47)	7/2/28	3 month USD-LIBOR-BBA — Semiannually	2.91024% — Quarterly	(146)
		2,235,000	1,015		(30)	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.9245% — Semiannually	2,815
		5,909,100	1,850		(78)	7/3/28	3 month USD-LIBOR-BBA — Semiannually	2.92287% — Quarterly	(6,751)
		22,746,700	4,572		(86)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.79594% — Quarterly	(8,790)
		12,563,700	6,998		(102)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.8815% — Semiannually	15,902
		22,746,700	8,621		(86)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.78606% — Quarterly	(4,392)
		12,563,700	842		(102)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.87069% — Semiannually	9,534
		22,746,700	6,483		(86)	7/5/20	3 month USD-LIBOR-BBA — Semiannually	2.79125% — Quarterly	(6,714)
		12,563,700	5,327		(102)	7/5/23	3 month USD-LIBOR-BBA — Quarterly	2.87857% — Semiannually	14,173
		915,100	1,011		(12)	7/25/28	3 month USD-LIBOR-BBA — Semiannually	2.9325% — Quarterly	(1,451)
		7,142,500	3,964		(95)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92604% — Semiannually	8,181
		31,230,000	10,806		(118)	7/16/20	3 month USD-LIBOR-BBA — Semiannually	2.82768% — Quarterly	(25,934)
		7,142,500	1,071		(95)	7/16/28	3 month USD-LIBOR-BBA — Quarterly	2.92138% — Semiannually	5,246
		26,617,000	33,324		(353)	7/18/28	3 month USD-LIBOR-BBA — Quarterly	2.934% — Semiannually	48,641
		26,617,000	37,743		(353)	7/18/28	3 month USD-LIBOR-BBA — Quarterly	2.93591% — Semiannually	53,120
		4,558,400	333		(65)	8/21/28	2.92% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(209)
		1,497,700	180		(20)	7/24/28	3 month USD-LIBOR-BBA — Quarterly	2.9185% — Semiannually	494
		2,086,000	7,658		(28)	7/25/28	3 month USD-LIBOR-BBA — Quarterly	2.962% — Semiannually	8,667
		2,716,000	801		(10)	7/25/20	3 month USD-LIBOR-BBA — Quarterly	2.8265% — Semiannually	1,773
		428,000	4,798		(15)	7/25/48	3 month USD-LIBOR-BBA — Quarterly	3.009% — Semiannually	5,016
		671,000	4,798		(9)	7/25/28	3 month USD-LIBOR-BBA — Semiannually	3.002% — Quarterly	(5,167)
		21,974,000	19,886		(83)	7/25/20	2.8595% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(28,637)
		7,123,000	57,155		(94)	7/26/28	3 month USD-LIBOR-BBA — Semiannually	3.01211% — Quarterly	(61,015)
		10,575,000	8,386		(40)	7/26/20	3 month USD-LIBOR-BBA — Quarterly	2.85375% — Semiannually	12,309
		1,172,200	9,187		(16)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.01% — Quarterly	(9,702)
		23,032,000	22,571		(87)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.86417% — Semiannually	29,910
		4,617,000	39,051		(61)	7/30/28	3 month USD-LIBOR-BBA — Quarterly	3.01784% — Semiannually	41,089
		859,200	7,862		(11)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.02507% — Quarterly	(8,250)
		1,972,800	18,726		(26)	7/31/28	3 month USD-LIBOR-BBA — Semiannually	3.029% — Quarterly	(19,624)
		4,991,500	56,229		(66)	8/6/28	3 month USD-LIBOR-BBA — Quarterly	3.05033% — Semiannually	58,299
		4,991,500	58,865		(66)	8/6/28	3 month USD-LIBOR-BBA — Quarterly	3.05638% — Semiannually	60,956
		8,940,000	106,306		(119)	8/6/28	3.0575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(110,294)
		3,707,000	42,289		(49)	8/7/28	3 month USD-LIBOR-BBA — Quarterly	3.052% — Semiannually	43,751
		19,338,500	55,695		(49,431)	9/4/28	3 month USD-LIBOR-BBA — Quarterly	2.955% — Semiannually	6,263
		9,669,300	93,115		49,047	9/4/28	3.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(44,068)
		7,848,000	67,885		(104)	8/10/28	3 month USD-LIBOR-BBA — Quarterly	3.0205% — Semiannually	70,384
		8,561,000	2,149		(114)	8/14/28	3 month USD-LIBOR-BBA — Quarterly	2.918% — Semiannually	(393)
		7,648,500	10,065		(101)	8/15/28	2.93583% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,790)
		7,648,500	8,528		(101)	8/15/28	2.93353% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,245)
		7,659,000	10,845		(102)	8/17/28	3 month USD-LIBOR-BBA — Quarterly	2.937% — Semiannually	12,114
		3,688,000	2,312		(49)	8/21/28	2.928% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,756)
		3,688,000	2,888		(49)	8/21/28	2.92978% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,333)
		16,734,000	9,773		(222)	8/21/28	2.9275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,782)
		182,300	106		(2)	8/23/28	2.91431% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	91
		4,834,600	1,025	(E)	(68)	9/27/28	2.925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	956
		7,551,000	19,202		(100)	8/24/28	2.892% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,735
		3,535,500	1,743		(47)	8/30/28	3 month USD-LIBOR-BBA — Quarterly	2.925% — Semiannually	1,529
		50,671,000	102,963	(E)	78,337	9/19/20	2.943% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(24,627)
		27,943,000	87,266	(E)	(43,342)	9/19/23	3 month USD-LIBOR-BBA — Quarterly	2.943% — Semiannually	43,924
		16,769,000	25,422	(E)	7,357	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.943% — Semiannually	32,779
		4,961,000	13,519	(E)	(22,194)	9/19/48	2.943% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,675)
		11,849,000	6,991		(157)	9/4/28	2.9155% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,834
		5,643,700	3,104		(75)	9/4/28	2.916% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,029

	Total				$(138,281)				$437,556

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
	$56,579	$56,337	$—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(239)
	45,015	44,822	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(189)
	126,503	125,646	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(124)
Credit Suisse International
	262,587	260,807	—	1/12/41	3.50% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	256
	101,593	101,159	—	1/12/41	4.00% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	426
	25,396	25,220	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	33
	22,324	22,138	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2)
Goldman Sachs International
	27,713	27,521	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	36
	136,084	135,162	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(133)
	8,285	8,200	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	23
JPMorgan Securities LLC
	15,170	15,044	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1)
	37,494	37,182	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4

Upfront premium received			—		Unrealized appreciation		778

Upfront premium (paid)			—		Unrealized (depreciation)		(688)

		Total	$—			Total	$90

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BBB-/P	$34	$6,000	$394	1/17/47	300 bp — Monthly	$(356)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	336,602	2,371,000	284,520	5/11/63	300 bp — Monthly	53,465
	CMBX NA BBB-.6 Index	BBB-/P	4,488	40,000	4,800	5/11/63	300 bp — Monthly	(288)
	CMBX NA BBB-.6 Index	BBB-/P	6,256	46,000	5,520	5/11/63	300 bp — Monthly	762
	CMBX NA BBB-.6 Index	BBB-/P	6,159	58,000	6,960	5/11/63	300 bp — Monthly	(768)
	CMBX NA BBB-.6 Index	BBB-/P	6,218	58,000	6,960	5/11/63	300 bp — Monthly	(708)
	CMBX NA BBB-.6 Index	BBB-/P	18,795	127,000	15,240	5/11/63	300 bp — Monthly	3,629
	CMBX NA BBB-.6 Index	BBB-/P	18,685	127,000	15,240	5/11/63	300 bp — Monthly	3,519
	CMBX NA BBB-.6 Index	BBB-/P	26,075	173,000	20,760	5/11/63	300 bp — Monthly	5,416
	CMBX NA BBB-.6 Index	BBB-/P	20,040	203,000	24,360	5/11/63	300 bp — Monthly	(4,201)
	CMBX NA BBB-.6 Index	BBB-/P	22,051	231,000	27,720	5/11/63	300 bp — Monthly	(5,534)
	CMBX NA BBB-.6 Index	BBB-/P	23,922	242,000	29,040	5/11/63	300 bp — Monthly	(4,976)
	CMBX NA BBB-.6 Index	BBB-/P	34,215	342,000	41,040	5/11/63	300 bp — Monthly	(6,625)
	CMBX NA BBB-.6 Index	BBB-/P	57,103	553,000	66,360	5/11/63	300 bp — Monthly	(8,934)
	CMBX NA BBB-.6 Index	BBB-/P	64,350	674,000	80,880	5/11/63	300 bp — Monthly	(16,037)
	CMBX NA BBB-.6 Index	BBB-/P	125,173	925,000	111,000	5/11/63	300 bp — Monthly	14,713
	CMBX NA BBB-.6 Index	BBB-/P	147,003	1,001,000	120,120	5/11/63	300 bp — Monthly	27,467
	CMBX NA BBB-.6 Index	BBB-/P	110,094	1,032,000	123,840	5/11/63	300 bp — Monthly	(13,144)
	CMBX NA BBB-.6 Index	BBB-/P	184,188	1,365,000	163,800	5/11/63	300 bp — Monthly	21,184
	CMBX NA BBB-.7 Index	BBB-/P	829,197	8,349,000	547,694	1/17/47	300 bp — Monthly	286,373
	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	23,756	170,000	20,400	5/11/63	300 bp — Monthly	3,455
	CMBX NA BBB-.6 Index	BBB-/P	38,296	247,000	29,640	5/11/63	300 bp — Monthly	8,800
	CMBX NA A.6 Index	A/P	812	16,000	242	5/11/63	200 bp — Monthly	577
	CMBX NA A.7 Index	A-/P	110	3,000	17	1/17/47	200 bp — Monthly	95
	CMBX NA BB.6 Index	BB/P	69,142	358,000	74,607	5/11/63	500 bp — Monthly	(5,117)
	CMBX NA BBB-.6 Index	BBB-/P	9,751	77,000	9,240	5/11/63	300 bp — Monthly	556
	CMBX NA BBB-.6 Index	BBB-/P	15,910	94,000	11,280	5/11/63	300 bp — Monthly	4,684
	CMBX NA BBB-.6 Index	BBB-/P	12,423	107,000	12,840	5/11/63	300 bp — Monthly	(355)
	CMBX NA BBB-.6 Index	BBB-/P	12,951	113,000	13,560	5/11/63	300 bp — Monthly	(543)
	CMBX NA BBB-.6 Index	BBB-/P	11,606	116,000	13,920	5/11/63	300 bp — Monthly	(2,246)
	CMBX NA BBB-.6 Index	BBB-/P	14,905	141,000	16,920	5/11/63	300 bp — Monthly	(1,933)
	CMBX NA BBB-.6 Index	BBB-/P	22,783	151,000	18,120	5/11/63	300 bp — Monthly	4,751
	CMBX NA BBB-.6 Index	BBB-/P	19,262	178,000	21,360	5/11/63	300 bp — Monthly	(1,995)
	CMBX NA BBB-.6 Index	BBB-/P	21,893	225,000	27,000	5/11/63	300 bp — Monthly	(4,976)
	CMBX NA BBB-.6 Index	BBB-/P	57,183	379,000	45,480	5/11/63	300 bp — Monthly	11,924
	CMBX NA BBB-.6 Index	BBB-/P	45,232	402,000	48,240	5/11/63	300 bp — Monthly	(2,774)
	CMBX NA BBB-.6 Index	BBB-/P	46,664	492,000	59,040	5/11/63	300 bp — Monthly	(12,089)
	CMBX NA BBB-.6 Index	BBB-/P	58,852	513,000	61,560	5/11/63	300 bp — Monthly	(2,409)
	CMBX NA BBB-.6 Index	BBB-/P	51,872	529,000	63,480	5/11/63	300 bp — Monthly	(11,300)
	CMBX NA BBB-.6 Index	BBB-/P	51,816	546,000	65,520	5/11/63	300 bp — Monthly	(13,385)
	CMBX NA BBB-.6 Index	BBB-/P	75,978	717,000	86,040	5/11/63	300 bp — Monthly	(9,643)
	CMBX NA BBB-.6 Index	BBB-/P	70,697	738,000	88,560	5/11/63	300 bp — Monthly	(17,433)
	CMBX NA BBB-.6 Index	BBB-/P	89,946	804,000	96,480	5/11/63	300 bp — Monthly	(6,065)
	CMBX NA BBB-.6 Index	BBB-/P	100,194	841,000	100,920	5/11/63	300 bp — Monthly	(235)
	CMBX NA BBB-.6 Index	BBB-/P	229,345	2,145,000	257,400	5/11/63	300 bp — Monthly	(26,804)
	CMBX NA BBB-.6 Index	BBB-/P	334,896	3,079,000	369,480	5/11/63	300 bp — Monthly	(32,788)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	1,378	1/17/47	300 bp — Monthly	14
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	154	3,000	45	5/11/63	200 bp — Monthly	110
	CMBX NA A.6 Index	A/P	11,638	226,000	3,413	5/11/63	200 bp — Monthly	8,313
	CMBX NA A.6 Index	A/P	11,590	226,000	3,413	5/11/63	200 bp — Monthly	8,265
	CMBX NA BBB-.6 Index	BBB-/P	68	1,000	120	5/11/63	300 bp — Monthly	(51)
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	120	5/11/63	300 bp — Monthly	(40)
	CMBX NA BBB-.6 Index	BBB-/P	833	6,000	720	5/11/63	300 bp — Monthly	117
	CMBX NA BBB-.6 Index	BBB-/P	520	6,000	720	5/11/63	300 bp — Monthly	(197)
	CMBX NA BBB-.6 Index	BBB-/P	758	7,000	840	5/11/63	300 bp — Monthly	(78)
	CMBX NA BBB-.6 Index	BBB-/P	780	7,000	840	5/11/63	300 bp — Monthly	(56)
	CMBX NA BBB-.6 Index	BBB-/P	580	7,000	840	5/11/63	300 bp — Monthly	(256)
	CMBX NA BBB-.6 Index	BBB-/P	844	10,000	1,200	5/11/63	300 bp — Monthly	(350)
	CMBX NA BBB-.6 Index	BBB-/P	1,959	13,000	1,560	5/11/63	300 bp — Monthly	407
	CMBX NA BBB-.6 Index	BBB-/P	1,433	13,000	1,560	5/11/63	300 bp — Monthly	(119)
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	1,800	5/11/63	300 bp — Monthly	(525)
	CMBX NA BBB-.6 Index	BBB-/P	1,382	16,000	1,920	5/11/63	300 bp — Monthly	(529)
	CMBX NA BBB-.6 Index	BBB-/P	2,196	19,000	2,280	5/11/63	300 bp — Monthly	(73)
	CMBX NA BBB-.6 Index	BBB-/P	2,932	39,000	4,680	5/11/63	300 bp — Monthly	(1,726)
	CMBX NA BBB-.6 Index	BBB-/P	4,589	41,000	4,920	5/11/63	300 bp — Monthly	(307)
	CMBX NA BBB-.6 Index	BBB-/P	4,408	47,000	5,640	5/11/63	300 bp — Monthly	(1,204)
	CMBX NA BBB-.6 Index	BBB-/P	6,102	52,000	6,240	5/11/63	300 bp — Monthly	(108)
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	7,320	5/11/63	300 bp — Monthly	(478)
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	7,320	5/11/63	300 bp — Monthly	(478)
	CMBX NA BBB-.6 Index	BBB-/P	18,576	121,000	14,520	5/11/63	300 bp — Monthly	4,127
	CMBX NA BBB-.6 Index	BBB-/P	19,769	166,000	19,920	5/11/63	300 bp — Monthly	(54)
	CMBX NA BBB-.6 Index	BBB-/P	28,389	179,000	21,480	5/11/63	300 bp — Monthly	7,014
	CMBX NA BBB-.6 Index	BBB-/P	22,689	192,000	23,040	5/11/63	300 bp — Monthly	(239)
	CMBX NA BBB-.6 Index	BBB-/P	22,767	192,000	23,040	5/11/63	300 bp — Monthly	(161)
	CMBX NA BBB-.6 Index	BBB-/P	31,086	196,000	23,520	5/11/63	300 bp — Monthly	7,680
	CMBX NA BBB-.6 Index	BBB-/P	42,824	274,000	32,880	5/11/63	300 bp — Monthly	10,104
	CMBX NA BBB-.6 Index	BBB-/P	37,025	300,000	36,000	5/11/63	300 bp — Monthly	1,200
	CMBX NA BBB-.6 Index	BBB-/P	34,253	310,000	37,200	5/11/63	300 bp — Monthly	(2,767)
	CMBX NA BBB-.6 Index	BBB-/P	67,429	432,000	51,840	5/11/63	300 bp — Monthly	15,841
	CMBX NA BBB-.6 Index	BBB-/P	46,827	445,000	53,400	5/11/63	300 bp — Monthly	(6,314)
	CMBX NA BBB-.6 Index	BBB-/P	67,683	449,000	53,880	5/11/63	300 bp — Monthly	14,065
	CMBX NA BBB-.6 Index	BBB-/P	67,712	449,000	53,880	5/11/63	300 bp — Monthly	14,094
	CMBX NA BBB-.6 Index	BBB-/P	79,800	561,000	67,320	5/11/63	300 bp — Monthly	12,807
	CMBX NA BBB-.6 Index	BBB-/P	85,858	578,000	69,360	5/11/63	300 bp — Monthly	16,836
	CMBX NA BBB-.6 Index	BBB-/P	60,535	603,000	72,360	5/11/63	300 bp — Monthly	(11,473)
	CMBX NA BBB-.6 Index	BBB-/P	102,463	673,000	80,760	5/11/63	300 bp — Monthly	22,096
	CMBX NA BBB-.6 Index	BBB-/P	79,608	693,000	83,160	5/11/63	300 bp — Monthly	(3,148)
	CMBX NA BBB-.6 Index	BBB-/P	124,104	902,000	108,240	5/11/63	300 bp — Monthly	16,390
	CMBX NA BBB-.6 Index	BBB-/P	317,200	2,000,000	240,000	5/11/63	300 bp — Monthly	78,367
	CMBX NA BBB-.6 Index	BBB-/P	793,000	5,000,000	600,000	5/11/63	300 bp — Monthly	195,917
	CMBX NA BBB-.6 Index	BBB-/P	812,499	6,000,000	720,000	5/11/63	300 bp — Monthly	95,999
	CMBX NA BBB-.7 Index	BBB-/P	370	5,000	328	1/17/47	300 bp — Monthly	44
	CMBX NA BBB-.7 Index	BBB-/P	3,816	37,000	2,427	1/17/47	300 bp — Monthly	1,410
	CMBX NA BBB-.7 Index	BBB-/P	4,227	52,000	3,411	1/17/47	300 bp — Monthly	847
	CMBX NA BBB-.7 Index	BBB-/P	4,856	57,000	3,739	1/17/47	300 bp — Monthly	1,150
	CMBX NA BBB-.7 Index	BBB-/P	7,472	86,000	5,642	1/17/47	300 bp — Monthly	1,881
	CMBX NA BBB-.7 Index	BBB-/P	23,196	206,000	13,514	1/17/47	300 bp — Monthly	9,802
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	53,384	252,000	52,517	5/11/63	500 bp — Monthly	1,112
	CMBX NA BBB-.6 Index	BBB-/P	183,310	1,288,000	154,560	5/11/63	300 bp — Monthly	29,501
	CMBX NA BB.6 Index	BB/P	12,113	50,000	10,420	5/11/63	500 bp — Monthly	1,741
	CMBX NA BB.6 Index	BB/P	176,585	700,000	145,880	5/11/63	500 bp — Monthly	31,386
	CMBX NA BBB-.6 Index	BBB-/P	785	7,000	840	5/11/63	300 bp — Monthly	(51)
	CMBX NA BBB-.6 Index	BBB-/P	769	7,000	840	5/11/63	300 bp — Monthly	(67)
	CMBX NA BBB-.6 Index	BBB-/P	912	8,000	960	5/11/63	300 bp — Monthly	(44)
	CMBX NA BBB-.6 Index	BBB-/P	1,101	10,000	1,200	5/11/63	300 bp — Monthly	(94)
	CMBX NA BBB-.6 Index	BBB-/P	1,362	12,000	1,440	5/11/63	300 bp — Monthly	(71)
	CMBX NA BBB-.6 Index	BBB-/P	1,876	17,000	2,040	5/11/63	300 bp — Monthly	(154)
	CMBX NA BBB-.6 Index	BBB-/P	2,325	20,000	2,400	5/11/63	300 bp — Monthly	(64)
	CMBX NA BBB-.6 Index	BBB-/P	2,190	20,000	2,400	5/11/63	300 bp — Monthly	(198)
	CMBX NA BBB-.6 Index	BBB-/P	4,123	37,000	4,440	5/11/63	300 bp — Monthly	(296)
	CMBX NA BBB-.6 Index	BBB-/P	6,380	51,000	6,120	5/11/63	300 bp — Monthly	290
	CMBX NA BBB-.6 Index	BBB-/P	6,027	51,000	6,120	5/11/63	300 bp — Monthly	(63)
	CMBX NA BBB-.6 Index	BBB-/P	8,262	75,000	9,000	5/11/63	300 bp — Monthly	(694)
	CMBX NA BBB-.6 Index	BBB-/P	12,517	79,000	9,480	5/11/63	300 bp — Monthly	3,083
	CMBX NA BBB-.6 Index	BBB-/P	15,568	106,000	12,720	5/11/63	300 bp — Monthly	2,911
	CMBX NA BBB-.6 Index	BBB-/P	16,115	108,000	12,960	5/11/63	300 bp — Monthly	3,217
	CMBX NA BBB-.6 Index	BBB-/P	18,155	121,000	14,520	5/11/63	300 bp — Monthly	3,706
	CMBX NA BBB-.6 Index	BBB-/P	18,985	125,000	15,000	5/11/63	300 bp — Monthly	4,058
	CMBX NA BBB-.6 Index	BBB-/P	16,826	125,000	15,000	5/11/63	300 bp — Monthly	1,899
	CMBX NA BBB-.6 Index	BBB-/P	15,599	138,000	16,560	5/11/63	300 bp — Monthly	(881)
	CMBX NA BBB-.6 Index	BBB-/P	22,027	139,000	16,680	5/11/63	300 bp — Monthly	5,428
	CMBX NA BBB-.6 Index	BBB-/P	14,505	144,000	17,280	5/11/63	300 bp — Monthly	(2,691)
	CMBX NA BBB-.6 Index	BBB-/P	18,931	145,000	17,400	5/11/63	300 bp — Monthly	1,616
	CMBX NA BBB-.6 Index	BBB-/P	24,344	148,000	17,760	5/11/63	300 bp — Monthly	6,670
	CMBX NA BBB-.6 Index	BBB-/P	24,451	148,000	17,760	5/11/63	300 bp — Monthly	6,777
	CMBX NA BBB-.6 Index	BBB-/P	23,825	151,000	18,120	5/11/63	300 bp — Monthly	5,793
	CMBX NA BBB-.6 Index	BBB-/P	16,054	157,000	18,840	5/11/63	300 bp — Monthly	(2,694)
	CMBX NA BBB-.6 Index	BBB-/P	18,658	161,000	19,320	5/11/63	300 bp — Monthly	(568)
	CMBX NA BBB-.6 Index	BBB-/P	16,575	173,000	20,760	5/11/63	300 bp — Monthly	(4,084)
	CMBX NA BBB-.6 Index	BBB-/P	17,202	174,000	20,880	5/11/63	300 bp — Monthly	(3,577)
	CMBX NA BBB-.6 Index	BBB-/P	17,404	176,000	21,120	5/11/63	300 bp — Monthly	(3,613)
	CMBX NA BBB-.6 Index	BBB-/P	24,019	201,000	22,150	5/11/63	300 bp — Monthly	1,869
	CMBX NA BBB-.6 Index	BBB-/P	29,909	189,000	22,680	5/11/63	300 bp — Monthly	7,339
	CMBX NA BBB-.6 Index	BBB-/P	30,043	189,000	22,680	5/11/63	300 bp — Monthly	7,473
	CMBX NA BBB-.6 Index	BBB-/P	20,241	193,000	23,160	5/11/63	300 bp — Monthly	(2,807)
	CMBX NA BBB-.6 Index	BBB-/P	23,243	218,000	26,160	5/11/63	300 bp — Monthly	(2,790)
	CMBX NA BBB-.6 Index	BBB-/P	34,831	234,000	28,080	5/11/63	300 bp — Monthly	6,887
	CMBX NA BBB-.6 Index	BBB-/P	36,182	241,000	28,920	5/11/63	300 bp — Monthly	7,402
	CMBX NA BBB-.6 Index	BBB-/P	38,198	290,000	34,800	5/11/63	300 bp — Monthly	3,568
	CMBX NA BBB-.6 Index	BBB-/P	35,216	297,000	35,640	5/11/63	300 bp — Monthly	(375)
	CMBX NA BBB-.6 Index	BBB-/P	37,312	309,000	37,080	5/11/63	300 bp — Monthly	413
	CMBX NA BBB-.6 Index	BBB-/P	48,630	310,000	37,200	5/11/63	300 bp — Monthly	11,611
	CMBX NA BBB-.6 Index	BBB-/P	37,928	313,000	37,560	5/11/63	300 bp — Monthly	551
	CMBX NA BBB-.6 Index	BBB-/P	50,938	320,000	38,400	5/11/63	300 bp — Monthly	12,724
	CMBX NA BBB-.6 Index	BBB-/P	34,147	339,000	40,680	5/11/63	300 bp — Monthly	(6,336)
	CMBX NA BBB-.6 Index	BBB-/P	33,931	352,000	42,240	5/11/63	300 bp — Monthly	(8,103)
	CMBX NA BBB-.6 Index	BBB-/P	59,640	379,000	45,480	5/11/63	300 bp — Monthly	14,381
	CMBX NA BBB-.6 Index	BBB-/P	42,655	452,000	54,240	5/11/63	300 bp — Monthly	(11,321)
	CMBX NA BBB-.6 Index	BBB-/P	56,207	460,000	55,200	5/11/63	300 bp — Monthly	1,275
	CMBX NA BBB-.6 Index	BBB-/P	57,154	500,000	60,000	5/11/63	300 bp — Monthly	(2,555)
	CMBX NA BBB-.6 Index	BBB-/P	79,699	517,000	62,040	5/11/63	300 bp — Monthly	17,961
	CMBX NA BBB-.6 Index	BBB-/P	87,957	555,000	66,600	5/11/63	300 bp — Monthly	21,681
	CMBX NA BBB-.6 Index	BBB-/P	63,790	593,000	71,160	5/11/63	300 bp — Monthly	(7,024)
	CMBX NA BBB-.6 Index	BBB-/P	63,790	593,000	71,160	5/11/63	300 bp — Monthly	(7,024)
	CMBX NA BBB-.6 Index	BBB-/P	103,042	657,000	78,840	5/11/63	300 bp — Monthly	24,586
	CMBX NA BBB-.6 Index	BBB-/P	83,061	722,000	86,640	5/11/63	300 bp — Monthly	(3,158)
	CMBX NA BBB-.6 Index	BBB-/P	80,233	747,000	89,640	5/11/63	300 bp — Monthly	(8,971)
	CMBX NA BBB-.6 Index	BBB-/P	107,941	871,000	104,520	5/11/63	300 bp — Monthly	3,929
	CMBX NA BBB-.6 Index	BBB-/P	124,252	902,000	108,240	5/11/63	300 bp — Monthly	16,538
	CMBX NA BBB-.6 Index	BBB-/P	104,240	1,000,000	120,000	5/11/63	300 bp — Monthly	(15,177)
	CMBX NA BBB-.6 Index	BBB-/P	123,536	1,303,000	156,360	5/11/63	300 bp — Monthly	(32,064)
	CMBX NA BBB-.6 Index	BBB-/P	233,673	1,746,000	209,520	5/11/63	300 bp — Monthly	25,171
	CMBX NA BBB-.6 Index	BBB-/P	612,164	3,885,000	466,200	5/11/63	300 bp — Monthly	148,230
	CMBX NA BBB-.6 Index	BBB-/P	695,693	4,414,000	529,680	5/11/63	300 bp — Monthly	168,587
	CMBX NA BBB-.6 Index	BBB-/P	1,357,721	10,000,000	1,200,000	5/11/63	300 bp — Monthly	163,555
	CMBX NA BBB-.6 Index	BBB-/P	4,198,144	26,470,000	3,176,400	5/11/63	300 bp — Monthly	1,037,183
	CMBX NA BBB-.7 Index	BBB-/P	538,341	4,781,000	313,634	1/17/47	300 bp — Monthly	227,496
	Merrill Lynch International
	CMBX NA BB.6 Index	BB/P	96,284	426,000	88,778	5/11/63	500 bp — Monthly	7,920
	CMBX NA BBB-.6 Index	BBB-/P	37,360	318,000	38,160	5/11/63	300 bp — Monthly	(614)
	CMBX NA BBB-.6 Index	BBB-/P	67,524	571,000	68,520	5/11/63	300 bp — Monthly	(900)
	CMBX NA BBB-.6 Index	BBB-/P	271,799	2,426,000	291,120	5/11/63	300 bp — Monthly	(17,905)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	43,572	315,000	37,800	5/11/63	300 bp — Monthly	5,956
	CMBX NA A.6 Index	A/P	254	25,000	378	5/11/63	200 bp — Monthly	(114)
	CMBX NA BB.6 Index	BB/P	100,413	418,000	87,111	5/11/63	500 bp — Monthly	13,708
	CMBX NA BBB-.6 Index	BBB-/P	108	1,000	120	5/11/63	300 bp — Monthly	(12)
	CMBX NA BBB-.6 Index	BBB-/P	834	6,000	720	5/11/63	300 bp — Monthly	118
	CMBX NA BBB-.6 Index	BBB-/P	3,313	31,000	3,720	5/11/63	300 bp — Monthly	(389)
	CMBX NA BBB-.6 Index	BBB-/P	4,240	35,000	4,200	5/11/63	300 bp — Monthly	60
	CMBX NA BBB-.6 Index	BBB-/P	6,984	54,000	6,480	5/11/63	300 bp — Monthly	535
	CMBX NA BBB-.6 Index	BBB-/P	5,821	55,000	6,600	5/11/63	300 bp — Monthly	(747)
	CMBX NA BBB-.6 Index	BBB-/P	12,583	77,000	9,240	5/11/63	300 bp — Monthly	3,388
	CMBX NA BBB-.6 Index	BBB-/P	9,263	88,000	10,560	5/11/63	300 bp — Monthly	(1,245)
	CMBX NA BBB-.6 Index	BBB-/P	13,256	112,000	13,440	5/11/63	300 bp — Monthly	(156)
	CMBX NA BBB-.6 Index	BBB-/P	20,826	170,000	20,400	5/11/63	300 bp — Monthly	525
	CMBX NA BBB-.6 Index	BBB-/P	22,319	180,000	21,600	5/11/63	300 bp — Monthly	824
	CMBX NA BBB-.6 Index	BBB-/P	20,446	214,000	25,680	5/11/63	300 bp — Monthly	(5,110)
	CMBX NA BBB-.6 Index	BBB-/P	25,899	220,000	26,400	5/11/63	300 bp — Monthly	(446)
	CMBX NA BBB-.6 Index	BBB-/P	34,750	234,000	28,080	5/11/63	300 bp — Monthly	6,807
	CMBX NA BBB-.6 Index	BBB-/P	33,202	274,000	32,880	5/11/63	300 bp — Monthly	482
	CMBX NA BBB-.6 Index	BBB-/P	32,694	276,000	33,120	5/11/63	300 bp — Monthly	(334)
	CMBX NA BBB-.6 Index	BBB-/P	49,803	411,000	49,320	5/11/63	300 bp — Monthly	723
	CMBX NA BBB-.6 Index	BBB-/P	42,471	435,000	52,200	5/11/63	300 bp — Monthly	(9,475)
	CMBX NA BBB-.6 Index	BBB-/P	81,937	550,000	66,000	5/11/63	300 bp — Monthly	16,258
	CMBX NA BBB-.6 Index	BBB-/P	63,144	558,000	66,960	5/11/63	300 bp — Monthly	(3,491)
	CMBX NA BBB-.6 Index	BBB-/P	84,929	908,000	108,960	5/11/63	300 bp — Monthly	(23,502)
	CMBX NA BBB-.6 Index	BBB-/P	199,819	1,649,000	197,880	5/11/63	300 bp — Monthly	2,901
	CMBX NA BBB-.7 Index	BBB-/P	55,041	557,000	36,539	1/17/47	300 bp — Monthly	18,827

	Upfront premium received		18,219,894				Unrealized appreciation	3,114,897

	Upfront premium (paid)		—				Unrealized (depreciation)	(436,441)

	Total		$18,219,894				Total	$2,678,456

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$17	1/17/47	(200 bp) — Monthly	$(7)
	CMBX NA BB.7 Index	(133,413)	1,047,000	137,471	1/17/47	(500 bp) — Monthly	4,059
	CMBX NA BB.9 Index	(168,884)	1,058,000	161,345	9/17/58	(500 bp) — Monthly	(8,567)
	CMBX NA BB.9 Index	(64,681)	418,000	63,745	9/17/58	(500 bp) — Monthly	(1,342)
	CMBX NA BB.9 Index	(64,391)	418,000	63,745	9/17/58	(500 bp) — Monthly	(1,052)
	CMBX NA BB.9 Index	(32,563)	208,000	31,720	9/17/58	(500 bp) — Monthly	(1,045)
	Credit Suisse International
	CMBX NA BB.9 Index	(105,176)	683,000	104,158	9/17/58	(500 bp) — Monthly	(1,682)
	CMBX NA BB.9 Index	(102,799)	644,000	98,210	9/17/58	(500 bp) — Monthly	(5,215)
	CMBX NA BB.9 Index	(99,202)	636,000	96,990	9/17/58	(500 bp) — Monthly	(2,830)
	CMBX NA BB.9 Index	(99,202)	636,000	96,990	9/17/58	(500 bp) — Monthly	(2,830)
	CMBX NA BB.9 Index	(63,815)	408,000	62,220	9/17/58	(500 bp) — Monthly	(1,991)
	CMBX NA BBB-.7 Index	(174,864)	2,230,000	146,288	1/17/47	(300 bp) — Monthly	(29,877)
	Goldman Sachs International
	CMBX NA BB.7 Index	(3,027)	20,000	2,544	1/17/47	(500 bp) — Monthly	(502)
	CMBX NA BB.7 Index	(68,887)	367,000	46,682	1/17/47	(500 bp) — Monthly	(22,562)
	CMBX NA BB.7 Index	(16,738)	99,000	12,593	1/17/47	(500 bp) — Monthly	(4,241)
	CMBX NA BB.7 Index	(5,931)	32,000	4,070	1/17/47	(500 bp) — Monthly	(1,892)
	CMBX NA BB.7 Index	(1,218)	6,000	763	1/17/47	(500 bp) — Monthly	(461)
	CMBX NA BB.9 Index	(62,086)	390,000	59,475	9/17/58	(500 bp) — Monthly	(2,990)
	CMBX NA BB.9 Index	(31,123)	197,000	30,043	9/17/58	(500 bp) — Monthly	(1,272)
	CMBX NA BB.9 Index	(30,349)	190,000	28,975	9/17/58	(500 bp) — Monthly	(1,558)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(40,285)	252,000	32,054	1/17/47	(500 bp) — Monthly	(8,476)
	CMBX NA BB.7 Index	(1,163)	6,000	763	1/17/47	(500 bp) — Monthly	(406)
	CMBX NA BB.7 Index	(357,705)	1,889,000	240,281	1/17/47	(500 bp) — Monthly	(119,261)
	CMBX NA BB.7 Index	(291,654)	1,483,000	188,638	1/17/47	(500 bp) — Monthly	(104,458)
	CMBX NA BB.7 Index	(231,319)	1,221,000	155,311	1/17/47	(500 bp) — Monthly	(77,195)
	CMBX NA BB.7 Index	(96,863)	509,000	64,745	1/17/47	(500 bp) — Monthly	(32,613)
	CMBX NA BB.7 Index	(69,130)	367,000	46,682	1/17/47	(500 bp) — Monthly	(22,805)
	CMBX NA BB.7 Index	(60,360)	319,000	40,577	1/17/47	(500 bp) — Monthly	(20,093)
	CMBX NA BB.7 Index	(41,443)	213,000	27,094	1/17/47	(500 bp) — Monthly	(14,556)
	CMBX NA BB.7 Index	(952)	5,000	636	1/17/47	(500 bp) — Monthly	(320)
	CMBX NA BB.9 Index	(86,335)	547,000	83,418	9/17/58	(500 bp) — Monthly	(3,450)
	CMBX NA BB.9 Index	(42,747)	274,000	41,785	9/17/58	(500 bp) — Monthly	(1,228)
	CMBX NA BBB-.7 Index	(76,526)	1,303,000	85,477	1/17/47	(300 bp) — Monthly	8,191
	CMBX NA BBB-.7 Index	(43,631)	593,000	38,901	1/17/47	(300 bp) — Monthly	(5,076)
	CMBX NA BBB-.7 Index	(43,631)	593,000	38,901	1/17/47	(300 bp) — Monthly	(5,076)
	CMBX NA BBB-.7 Index	(28,283)	313,000	20,533	1/17/47	(300 bp) — Monthly	(7,932)
	CMBX NA BBB-.7 Index	(9,256)	138,000	9,053	1/17/47	(300 bp) — Monthly	(284)
	CMBX NA BBB-.7 Index	(781)	7,000	459	1/17/47	(300 bp) — Monthly	(326)
	CMBX NA BBB-.7 Index	(105)	1,000	66	1/17/47	(300 bp) — Monthly	(40)
	Merrill Lynch International
	CMBX NA BB.7 Index	(73,903)	426,000	54,187	1/17/47	(500 bp) — Monthly	(20,130)
	CMBX NA BB.9 Index	(350,667)	2,242,000	341,905	9/17/58	(500 bp) — Monthly	(10,942)
	CMBX NA BBB-.7 Index	(12,538)	153,000	10,037	1/17/47	(300 bp) — Monthly	(2,590)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(374,067)	2,212,000	281,366	1/17/47	(500 bp) — Monthly	(94,853)
	CMBX NA BB.7 Index	(130,985)	700,000	89,040	1/17/47	(500 bp) — Monthly	(42,625)
	CMBX NA BB.7 Index	(80,602)	418,000	53,170	1/17/47	(500 bp) — Monthly	(27,839)
	CMBX NA BB.9 Index	(56,493)	363,000	55,358	9/17/58	(500 bp) — Monthly	(1,489)
	CMBX NA BBB-.7 Index	(21,333)	336,000	22,042	1/17/47	(300 bp) — Monthly	597

	Upfront premium received	—				Unrealized appreciation	12,847

	Upfront premium (paid)	(3,951,128)				Unrealized (depreciation)	(715,979)

	Total	$(3,951,128)				Total	$(703,132)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $283,754,661.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 5/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/18

Short-term investments
	Putnam Short Term Investment Fund*	$54,532,124	$6,000,525	$—	$125,871	$60,532,649

	Total Short-term investments	$54,532,124	$6,000,525	$—	$125,871	$60,532,649
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $12,276,794.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,866,733.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $100,421,067 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $33,812,202, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $12,388,413 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $12,276,794 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,337,574	$—
Mortgage-backed securities	—	178,787,017	—
Purchased options outstanding	—	582,635	—
Purchased swap options outstanding	—	351,204	—
U.S. government and agency mortgage obligations	—	143,435,313	—
Short-term investments	60,942,649	48,929,958	—

Totals by level	$60,942,649	$378,423,701	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	—	(198,119)	—
Written swap options outstanding	—	(446,265)	—
TBA sale commitments	—	(88,619,532)	—
Interest rate swap contracts	—	575,837	—
Total return swap contracts	—	90	—
Credit default contracts	—	(12,293,442)	—

Totals by level	$—	$(100,981,431)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$3,247,996	$15,541,438
Interest rate contracts	2,634,515	1,769,133

Total	$5,882,511	$17,310,571

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$161,300,000
Purchased swap option contracts (contract amount)		$172,200,000
Written TBA commitment option contracts (contract amount)		$262,500,000
Written swap option contracts (contract amount)		$96,300,000
Centrally cleared interest rate swap contracts (notional)		$1,007,300,000
OTC total return swap contracts (notional)		$890,000
OTC credit default contracts (notional)		$154,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018